Contingent Liabilities (Details Textual) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018
Bezeq Group Companies [Member]
Contingent Liabilities (Textual)
Plaintiff has alleged		₪ 113
Claims amount		5,100
Additional exposure of claims		4,600
Payment of damages		2
Exposure of claims		₪ 406
Description of plaintiff estimates		Plaintiff estimates at NIS 1.1 billion or NIS 2 billion
Class action seeking a total amount	₪ 1,800
Filed claim exposure		₪ 15
Bezeq Group Companies [Member] | Claims by enterprises and companies [Member]
Contingent Liabilities (Textual)
Payment of damages		300
Bezeq Group [Member]
Contingent Liabilities (Textual)
Paid taxes		₪ 462